GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of pro forma revenue and net loss
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$54
Equipment	152
Deferred revenues	(155)
Current and non-current liabilities	(103)
Technology	4,032
Customer relationships	2,824
Backlog	386
Goodwill	10,748

Net assets acquired	$17,938

Optenet SA [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2015, to give effect to the acquisition of Optenet as if it had occurred on January 1, 2015. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2015, nor does it purport to represent the results of operations for future periods.

Year ended December 31, 2015
Unaudited

Revenues	$100,683
Net loss	$(21,177)